Long-term debt - Deferred financing (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Cost	$ 6,336	$ 6,336
Accumulated amortization	3,740	2,822
Net book value	$ 2,596	$ 3,514